Other Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Other Operating Income [Abstract]
Fair value adjustments to financial instruments	[1]	$ 0	$ 2,942	[2]	$ 0	[2]
Government grants and incentives		194	162		284
Income from sale of tax benefits under flow through share arrangements	[3]	0	3,937	[2]	3,471	[2]
Other income		196	285		264
Total other income		$ 390	$ 7,326	[2]	$ 4,019	[2]

[1]	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’.
[2]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.
[3]	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’.